Label	Element	Value
Angel Oak High Yield Opportunities ETF [Member] | First American Government Obligations Fund [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.80%
Angel Oak High Yield Opportunities ETF [Member] | Venture Global LNG, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Angel Oak High Yield Opportunities ETF [Member] | Freedom Mortgage Holdings LLC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.80%
Angel Oak High Yield Opportunities ETF [Member] | goeasy Ltd. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.40%
Angel Oak High Yield Opportunities ETF [Member] | Directv Financing LLC / Directv Financing Co.-Obligor, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.30%
Angel Oak High Yield Opportunities ETF [Member] | Nationstar Mortgage Holdings, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Angel Oak High Yield Opportunities ETF [Member] | USA Compression Partners LP / USA Compression Finance Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.20%
Angel Oak High Yield Opportunities ETF [Member] | Antero Midstream Partners LP / Antero Midstream Finance Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Angel Oak High Yield Opportunities ETF [Member] | Consolidated Energy Finance SA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Angel Oak High Yield Opportunities ETF [Member] | Goodyear Tire & Rubber Co. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.10%
Angel Oak High Yield Opportunities ETF [Member] | AAA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.60%
Angel Oak High Yield Opportunities ETF [Member] | AA [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.50%
Angel Oak High Yield Opportunities ETF [Member] | BBB [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Angel Oak High Yield Opportunities ETF [Member] | BB [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	53.30%
Angel Oak High Yield Opportunities ETF [Member] | B [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	30.40%
Angel Oak High Yield Opportunities ETF [Member] | CCC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.10%
Angel Oak High Yield Opportunities ETF [Member] | CC [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Angel Oak High Yield Opportunities ETF [Member] | NR [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	1.60%
Angel Oak High Yield Opportunities ETF [Member] | Financial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	19.60%
Angel Oak High Yield Opportunities ETF [Member] | Energy [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	15.80%
Angel Oak High Yield Opportunities ETF [Member] | Consumer, Non-cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.80%
Angel Oak High Yield Opportunities ETF [Member] | Industrial [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	12.00%
Angel Oak High Yield Opportunities ETF [Member] | Consumer, Cyclical [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.10%
Angel Oak High Yield Opportunities ETF [Member] | Basic Materials [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	7.60%
Angel Oak High Yield Opportunities ETF [Member] | Communications [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	5.40%
Angel Oak High Yield Opportunities ETF [Member] | Mortgage Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.60%
Angel Oak High Yield Opportunities ETF [Member] | Asset Backed Securities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.00%
Angel Oak High Yield Opportunities ETF [Member] | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	8.10%